UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-09105

New World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Michael W. Stockton

New World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

New World Fund, Inc.® Investment portfolio January 31, 2014

unaudited

Common stocks 80.67%
		Value
Information technology 12.52%	Shares	(000)

Baidu, Inc., Class A (ADR)[1]	2,467,900	$ 386,226
Samsung Electronics Co. Ltd.[2]	216,950	258,392
Samsung Electronics Co. Ltd., nonvoting preferred[2]	53,200	47,582
Mail.Ru Group Ltd. (GDR)	6,960,505	259,418
Mail.Ru Group Ltd. (GDR)[3]	848,230	31,613
Google Inc., Class A1	192,950	227,868
Murata Manufacturing Co., Ltd.	1,736,000	163,184
Alcatel-Lucent[1]	37,384,619	151,111
Yandex NV, Class A1	3,791,500	139,338
Tencent Holdings Ltd.[2]	1,899,300	131,653
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	28,643,000	98,898
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,200,000	20,304
Avago Technologies Ltd.	1,867,000	102,013
AAC Technologies Holdings Inc.[2]	20,997,500	91,045
Cognizant Technology Solutions Corp., Class A1	870,000	84,320
NetEase, Inc. (ADR)[1]	1,094,199	82,032
TDK Corp.	1,761,700	80,869
Infosys Ltd.	1,250,000	73,839
Tech Mahindra Ltd.	1,893,218	53,995
Quanta Computer Inc.[2]	14,608,000	35,951
Anritsu Corp.	3,187,000	35,467
ASM Pacific Technology Ltd.[2]	3,419,900	32,126
Gemalto NV	274,900	31,040
Hexagon AB, Class B	973,000	30,907
Youku Tudou Inc., Class A (ADR)[1]	858,587	24,865
Halma PLC	2,225,000	21,891
STMicroelectronics NV	2,655,000	21,796
OMRON Corp.	465,000	18,615
Spectris PLC	500,000	18,264
Infineon Technologies AG	1,590,000	16,418
Broadcom Corp., Class A	525,000	15,624
SINA Corp.[1]	206,300	13,449
		2,800,113
Consumer discretionary 12.11%

Naspers Ltd., Class N	2,113,281	215,992
Toyota Motor Corp.	2,214,500	128,357
Hankook Tire Co., Ltd.[1,2]	2,215,558	127,407
Melco Crown Entertainment Ltd. (ADR)[1]	3,015,000	123,585
Melco International Development Ltd.[2]	33,085,000	121,018
Li & Fung Ltd.[2]	84,707,800	118,363
Swatch Group Ltd, non-registered shares	123,900	73,863
Swatch Group Ltd	342,000	35,137
Wynn Macau, Ltd.[2]	22,574,600	97,166
Ctrip.com International, Ltd. (ADR)[1]	2,166,000	85,579
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Zhongsheng Group Holdings Ltd.[2]	57,922,000	$ 84,808
Bayerische Motoren Werke AG	776,000	84,585
Domino’s Pizza, Inc.	1,195,000	84,379
Inchcape PLC	8,060,000	77,512
Hyundai Motor Co.[2]	350,800	76,808
Galaxy Entertainment Group Ltd.[1,2]	7,155,000	70,670
Truworths International Ltd.	9,233,000	60,659
L’Occitane International SA2	30,026,750	59,535
Daimler AG	705,000	59,075
Chow Sang Sang Holdings International Ltd.[2]	21,805,000	58,720
Renault SA	644,894	56,326
Tata Motors Ltd.	9,895,929	55,209
Honda Motor Co., Ltd.	1,385,000	52,773
Zee Entertainment Enterprises Ltd.	11,250,000	47,842
Arcos Dorados Holdings Inc., Class A	5,392,400	47,777
MGM China Holdings Ltd.[2]	11,952,000	47,590
Techtronic Industries Co. Ltd.[2]	17,785,000	46,125
Hyundai Mobis Co., Ltd.[2]	154,041	44,431
Kering SA	201,807	40,296
Belle International Holdings Ltd.[2]	35,305,000	37,729
Golden Eagle Retail Group Ltd.[2]	26,393,000	36,198
Nissan Motor Co., Ltd.	3,777,000	32,716
NIKE, Inc., Class B	445,000	32,418
SAIC Motor Corp. Ltd., Class A2	14,193,344	30,431
Publicis Groupe SA	326,159	28,936
Sands China Ltd.[2]	3,630,000	28,197
Dongfeng Motor Group Co., Ltd., Class H2	17,518,000	25,660
Intercontinental Hotels Group PLC	774,666	25,087
Shangri-La Asia Ltd.[2]	14,802,000	24,879
Cie. Financière Richemont SA, Class A	235,000	21,811
General Motors Co.[1]	548,000	19,772
Hero MotoCorp Ltd.	606,394	19,058
Mahindra & Mahindra Ltd.	1,320,500	18,762
Las Vegas Sands Corp.	237,500	18,173
PT Astra International Tbk[2]	32,820,000	17,416
Mr Price Group Ltd.	857,190	10,586
		2,709,416
Financials 10.29%

Prudential PLC	10,506,431	212,094
AIA Group Ltd.[2]	34,774,600	161,213
Kasikornbank PCL	20,624,238	106,214
Kasikornbank PCL, nonvoting depository receipts	4,735,762	24,389
AEON Financial Service Co., Ltd.	5,110,000	120,085
Banco Espírito Santo, SA1	70,462,306	107,387
Citigroup Inc.	2,212,000	104,915
Siam Commercial Bank PCL	22,018,000	99,385
Bank of the Philippine Islands[2]	46,231,443	90,741
UniCredit SpA	11,825,004	88,992
Sberbank of Russia (ADR)	6,277,500	67,922
Sberbank of Russia (GDR)[3]	1,432,900	15,504
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	7,180,000	79,411
Axis Bank Ltd.	3,924,628	70,340
Common stocks
		Value
Financials (continued)	Shares	(000)

Banco Bilbao Vizcaya Argentaria, SA1	5,469,756	$ 65,361
American Tower Corp.	760,000	61,469
Housing Development Finance Corp. Ltd.	4,000,250	51,616
Itaúsa - Investimentos Itaú SA, preferred nominative	14,632,466	51,054
ICICI Bank Ltd.	2,145,000	33,814
ICICI Bank Ltd. (ADR)	525,000	16,889
HDFC Bank Ltd.	4,925,000	49,403
Agricultural Bank of China, Class H2	113,785,000	49,318
PT Bank Rakyat Indonesia (Persero) Tbk[2]	71,186,000	49,016
Kotak Mahindra Bank Ltd.	4,650,000	48,764
China Pacific Insurance (Group) Co., Ltd., Class H2	11,110,000	39,994
ACE Ltd.	425,000	39,869
Ayala Land, Inc.[2]	65,163,800	37,772
Ayala Land, Inc.[1,2]	30,910,900	68
Krung Thai Bank PCL	59,918,000	30,313
GT Capital Holdings, Inc.[2]	1,703,040	27,871
Banco Bradesco SA, preferred nominative	2,173,708	23,563
Metropolitan Bank & Trust Co.[2]	13,487,500	22,664
Türkiye Garanti Bankasi AS	8,559,582	22,567
Banco Santander, SA	2,443,000	21,120
Banco Santander, SA, interim shares[1,2]	56,813	491
Itaú Unibanco Holding SA, preferred nominative	1,700,524	21,337
Brookfield Asset Management Inc., Class A	562,000	21,328
BDO Unibank, Inc.[2]	12,000,003	20,944
Bank of China Ltd., Class H2	47,531,000	20,000
CITIC Securities Co. Ltd., Class A2	10,378,930	19,863
Standard Chartered PLC	912,800	18,607
China Vanke Co., Ltd., Class A2	13,311,455	16,237
China Overseas Land & Investment Ltd.[2]	5,672,000	15,224
TCS Group Holding PLC (GDR)[1,3]	768,600	8,378
TCS Group Holding PLC (GDR)[1]	575,000	6,267
Banco Santander (Brasil) SA, units	3,000,000	13,998
Industrial and Commercial Bank of China Ltd., Class H2	20,106,845	12,364
BM&FBOVESPA SA, ordinary nominative	2,242,000	8,910
Bao Viet Holdings[2]	2,931,430	6,475
C C Land Holdings Ltd.[2]	2,000,000	431
		2,301,951
Industrials 8.34%

International Container Terminal Services, Inc.[2,4]	106,374,000	230,963
Cummins Inc.	1,377,000	174,851
Alliance Global Group, Inc.[2]	167,000,000	100,177
Airbus Group NV	1,174,573	83,342
ASSA ABLOY AB, Class B	1,657,660	82,739
Intertek Group PLC	1,760,700	81,970
United Technologies Corp.	607,000	69,210
Jardine Matheson Holdings Ltd.[2]	1,275,000	68,599
Shanghai Industrial Holdings Ltd.[2]	20,253,000	67,637
DP World Ltd.	3,653,567	66,495
Toshiba Corp.	15,700,000	66,383
Industries Qatar QSC[2]	1,156,941	57,146
Bureau Veritas SA	2,074,864	53,994
SGS SA	23,101	52,309
Common stocks
		Value
Industrials (continued)	Shares	(000)

Andritz AG	895,000	$ 49,189
A.P. Møller-Mærsk A/S, Class B	4,400	49,071
China State Construction International Holdings Ltd.[2]	25,662,000	46,839
JG Summit Holdings, Inc.[2]	50,956,200	44,318
SMC Corp.	167,000	42,539
Experian PLC	2,460,000	42,058
Aggreko PLC	1,605,536	40,804
CIMC Enric Holdings Ltd.[2]	24,368,000	39,361
Kansas City Southern	355,000	37,484
Schneider Electric SA	424,238	34,267
Siemens AG	235,000	29,780
Chart Industries, Inc.[1]	340,169	29,064
Container Corp. of India Ltd.	2,100,000	24,627
Koc Holding AS, Class B	6,772,150	22,947
Rockwell Automation	151,000	17,341
KONE Oyj, Class B	419,800	17,099
Cebu Air, Inc.[2]	12,878,300	14,070
AirAsia Bhd.[2]	19,707,900	13,334
KBR, Inc.	340,000	10,642
Weichai Power Co., Ltd., Class A2	876,700	2,537
PT Bakrie & Brothers Tbk[1,2]	1,332,820,100	1,528
		1,864,714
Consumer staples 8.18%

OJSC Magnit (GDR)	2,295,700	121,098
OJSC Magnit (GDR)[3]	1,881,000	99,223
Nestlé SA	2,419,417	175,589
Pernod Ricard SA	1,276,363	137,095
LT Group, Inc.[2]	316,367,400	128,496
Anheuser-Busch InBev NV	1,175,395	112,632
Shoprite Holdings Ltd.	7,018,122	90,131
United Spirits Ltd.	2,102,363	82,992
Hypermarcas SA, ordinary nominative	11,853,200	74,904
British American Tobacco PLC	1,533,000	73,486
United Breweries Ltd.	5,131,864	68,331
SABMiller PLC	1,437,200	64,736
Coca-Cola Co.	1,386,400	52,434
PepsiCo, Inc.	646,000	51,913
Henkel AG & Co. KGaA, nonvoting preferred	470,000	50,952
Procter & Gamble Co.	643,000	49,267
Associated British Foods PLC	1,015,000	45,301
Grupo Nutresa SA	3,341,557	39,119
Unilever NV, depository receipts	990,000	36,992
Wal-Mart de México, SAB de CV, Series V (ADR)	1,500,000	35,817
Kimberly-Clark de México, SAB de CV, Class A	12,000,000	30,597
Thai Beverage PCL[2]	70,000,000	30,337
Charoen Pokphand Foods PCL	33,589,000	29,000
Wumart Stores, Inc., Class H2	22,535,000	28,743
Asahi Group Holdings, Ltd.	1,030,000	28,357
Japan Tobacco Inc.	783,000	24,501
Avon Products, Inc.	1,300,000	19,357
ITC Ltd.	3,695,000	19,172
L’Oréal SA, non-registered shares	82,700	13,608
Common stocks
		Value
Consumer staples (continued)	Shares	(000)

Coca-Cola Icecek AS, Class C	394,000	$ 8,244
China Resources Enterprise, Ltd.[2]	1,488,000	4,446
Marfrig Global Foods SA, ordinary nominative[1]	1,629,000	2,808
		1,829,678
Health care 7.47%

Hikma Pharmaceuticals PLC[4]	11,911,828	235,178
Novo Nordisk A/S, Class B	5,920,750	234,373
Grifols, SA, Class B, non-registered shares	2,635,630	104,507
Grifols, SA, Class B (ADR)	1,384,215	54,829
Grifols, SA, Class A, non-registered shares	464,100	24,064
Alexion Pharmaceuticals, Inc.[1]	985,712	156,462
Novartis AG	1,481,600	117,332
Novartis AG (ADR)	300,000	23,721
Bayer AG	718,500	94,859
Teva Pharmaceutical Industries Ltd. (ADR)	1,730,000	77,210
Genomma Lab Internacional, SAB de CV, Series B1	27,395,000	67,781
Krka, dd, Novo mesto	755,000	60,587
JSC Pharmstandard (GDR)[1,2]	6,123,618	54,041
JSC Pharmstandard (GDR)[1,2,3]	392,700	3,466
CSL Ltd.	820,000	50,420
Allergan, Inc.	431,000	49,393
BioMarin Pharmaceutical Inc.[1]	590,000	40,639
AstraZeneca PLC	635,000	40,278
Life Healthcare Group Holdings Ltd.	12,125,000	38,727
Waters Corp.[1]	330,000	35,729
Baxter International Inc.	480,000	32,784
Merck & Co., Inc.	600,000	31,782
Cochlear Ltd.	540,000	27,046
PT Kalbe Farma Tbk[2]	139,340,000	16,147
		1,671,355
Energy 6.23%

InterOil Corp.[1,4]	3,253,239	164,842
Genel Energy PLC[1]	9,625,600	155,545
Ophir Energy PLC[1]	27,417,242	125,929
Pacific Rubiales Energy Corp.	7,468,728	113,531
Royal Dutch Shell PLC, Class B	1,905,000	69,679
Royal Dutch Shell PLC, Class B (ADR)	210,000	15,294
Indus Gas Ltd.[1]	7,000,000	96,086
Gulf Keystone Petroleum Ltd.[1]	33,881,975	87,447
Cobalt International Energy, Inc.[1]	5,330,000	87,252
Noble Energy, Inc.	1,030,000	64,200
Africa Oil Corp.[1]	8,057,700	59,397
Africa Oil Corp. (SEK denominated)[1,2,5]	275,600	1,971
Africa Oil Corp. (SEK denominated)[1]	71,325	520
Oil Search Ltd.	8,559,907	60,154
Galp Energia, SGPS, SA, Class B	3,816,155	59,086
Heritage Oil Ltd.[1,4]	14,813,874	45,783
YPF Sociedad Anónima, Class D (ADR)	1,850,000	41,051
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	1,500,000	16,815
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	736,270	8,762
CNOOC Ltd.[2]	15,861,000	24,669
Common stocks
		Value
Energy (continued)	Shares	(000)

BG Group PLC	1,180,000	$ 19,825
BP PLC	2,480,000	19,488
Eni SpA	856,000	19,453
Essar Energy PLC[1]	19,963,500	18,936
INPEX CORP.	1,252,000	14,950
African Petroleum Corp. Ltd.[1]	10,219,334	2,146
		1,392,811
Telecommunication services 4.33%

SoftBank Corp.	3,706,100	274,339
MTN Group Ltd.	10,216,491	181,583
Vodafone Group PLC	42,739,300	159,172
Reliance Communications Ltd.	60,476,096	119,253
Globe Telecom, Inc.[2]	1,670,000	63,124
Millicom International Cellular SA (SDR)	521,440	50,780
Shin Corp. PCL, nonvoting depository receipts	15,642,600	33,408
Shin Corp. PCL	3,992,400	8,527
América Móvil, SAB de CV, Series L (ADR)	979,600	20,826
Hellenic Telecommunications Organization SA1	1,216,500	17,719
PT XL Axiata Tbk[2]	34,045,665	13,582
China Communications Services Corp. Ltd., Class H2	20,400,000	11,066
OJSC MegaFon (GDR)[3]	343,900	10,258
China Telecom Corp. Ltd., Class H2	7,202,000	3,336
NII Holdings, Inc., Class B1	795,705	2,395
		969,368
Materials 3.44%

Linde AG	555,392	105,243
Givaudan SA	41,362	61,223
Celanese Corp., Series A	1,041,000	52,716
Akzo Nobel NV	726,000	52,297
Grasim Industries Ltd. (GDR)[2]	527,053	21,578
Grasim Industries Ltd.	521,502	21,350
International Flavors & Fragrances Inc.	475,000	41,173
Holcim Ltd	559,676	40,742
Solvay NV	240,000	33,566
First Quantum Minerals Ltd.	1,866,300	33,396
OJSC Alrosa	29,721,945	30,848
ArcelorMittal	1,650,000	27,416
Ambuja Cements Ltd.	10,700,000	27,179
Wacker Chemie AG	228,000	27,146
African Minerals Ltd.[1]	9,803,102	27,074
BHP Billiton PLC	700,000	20,661
PT Indocement Tunggal Prakarsa Tbk[2]	11,262,500	20,610
Israel Chemicals Ltd.[2]	2,285,000	18,757
Rio Tinto PLC	346,000	18,449
Aquarius Platinum Ltd. (GBP denominated)[1]	15,760,636	10,234
Aquarius Platinum Ltd.[1]	7,384,628	4,912
Vedanta Resources PLC	1,098,918	14,588
Lonmin PLC[1]	2,513,549	12,689
Northam Platinum Ltd.	3,235,460	12,128
ACC Ltd.	750,000	12,100
LG Chem, Ltd.[2]	45,500	11,014

Common stocks
		Value
Materials (continued)	Shares	(000)

FUCHS PETROLUB SE	133,975	$ 10,392
PT Semen Indonesia (Persero) Tbk[2]	962,000	1,129
		770,610
Utilities 2.88%

ENN Energy Holdings Ltd.[2]	40,446,000	261,756
Power Grid Corp. of India Ltd.	92,408,870	140,851
PT Perusahaan Gas Negara (Persero) Tbk[2]	251,233,500	98,556
Huaneng Power International, Inc., Class H2	79,600,000	73,595
Cheung Kong Infrastructure Holdings Ltd.[2]	8,340,000	49,192
Energy World Corp. Ltd.[1]	61,900,000	19,773
		643,723
Miscellaneous 4.88%

Other common stocks in initial period of acquisition		1,091,988
Total common stocks (cost: $13,796,948,000)		18,045,727
Rights 0.00%

Miscellaneous 0.00%

Other rights in initial period of acquisition		—
Total rights (cost: $0)		—

Convertible securities 0.03%
	Principal amount
Consumer staples 0.03%	(000)

Shoprite Holdings Ltd. 6.50% convertible notes 2017	ZAR62,950	6,030
Total convertible securities (cost: $8,166,000)		6,030
Bonds, notes & other debt instruments 10.12%

Bonds & notes of governments outside the U.S. 7.36%

United Mexican States Government, Series M, 5.00% 2017	MXN140,900	10,665
United Mexican States Government Global, Series A, 5.625% 2017	$14,550	16,187
United Mexican States Government, Series M10, 7.75% 2017	MXN 85,000	6,973
United Mexican States Government 3.50% 2017[6]	140,557	11,321
United Mexican States Government 4.00% 2019[6]	428,827	35,505
United Mexican States Government Global, Series A, 5.125% 2020	$18,020	19,890
United Mexican States Government, Series M, 6.50% 2021	MXN554,400	42,187
United Mexican States Government Global, Series A, 3.625% 2022	$12,000	11,838
United Mexican States Government, Series M20, 10.00% 2024	MXN97,000	9,118
United Mexican States Government Global, Series A, 6.05% 2040	$19,180	20,427
United Mexican States Government 4.00% 2040[6]	MXN65,934	4,942
United Mexican States Government Global 5.55% 2045	$ 5,395	5,341
Indonesia (Republic of) 6.875% 2018	6,696	7,491
Indonesia (Republic of) 5.875% 2020	51,520	54,611
Indonesia (Republic of) 4.875% 2021[3]	30,140	29,876
Indonesia (Republic of) 4.875% 2021	18,770	18,606
Indonesia (Republic of) 3.75% 2022	2,490	2,266
Indonesia (Republic of) 3.375% 2023[3]	15,750	13,545
Bonds, notes and other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Indonesia (Republic of) 5.875% 2024[3]	$ 6,500	$ 6,638
Indonesia (Republic of) 7.75% 2038[3]	3,730	4,168
Indonesia (Republic of) 5.25% 2042	5,000	4,287
Philippines (Republic of) 9.375% 2017	4,000	4,885
Philippines (Republic of) 9.875% 2019	19,100	25,284
Philippines (Republic of) 4.95% 2021	PHP1,190,000	27,764
Philippines (Republic of) 6.375% 2022	350,000	8,879
Philippines (Republic of) 5.50% 2026	$ 7,000	7,735
Philippines (Republic of) 7.75% 2031	16,070	21,273
Philippines (Republic of) 6.25% 2036	PHP1,460,000	33,021
Turkey (Republic of) 10.00% 2015	TRY30,725	13,496
Turkey (Republic of) 7.00% 2016	$12,750	13,914
Turkey (Republic of) 4.557% 2018[3]	8,605	8,508
Turkey (Republic of) 6.75% 2018	15,200	16,486
Turkey (Republic of) 7.00% 2019	3,500	3,825
Turkey (Republic of) 10.50% 2020	TRY10,800	4,852
Turkey (Republic of) 3.00% 2021[6]	27,007	11,577
Turkey (Republic of) 5.625% 2021	$24,325	24,416
Turkey (Republic of) 6.00% 2041	19,300	17,298
Russian Federation 3.25% 2017[3]	8,400	8,811
Russian Federation 6.20% 2018	RUB1,123,400	30,696
Russian Federation 5.00% 2020	$ 6,300	6,705
Russian Federation 7.50% 2030[8]	29,512	34,042
Russian Federation 7.50% 2030[3,8]	22,031	25,413
Colombia (Republic of) Global 12.00% 2015	COP 2,555,000	1,416
Colombia (Republic of), Series B, 5.00% 2018	96,172,300	45,846
Colombia (Republic of) Global 4.375% 2021	$18,800	19,129
Colombia (Republic of), Series B, 7.00% 2022	COP13,172,000	6,502
Colombia (Republic of) Global 9.85% 2027	12,099,000	7,336
Colombia (Republic of), Series B, 6.00% 2028	30,523,900	13,158
Colombia (Republic of) Global 6.125% 2041	$11,200	11,760
Greek Government 2.00%/3.00% 2023[7]	€6,915	6,267
Greek Government 2.00%/3.00% 2024[7]	6,915	6,028
Greek Government 2.00%/3.00% 2025[7]	6,915	5,850
Greek Government 2.00%/3.00% 2026[7]	6,915	5,660
Greek Government 2.00%/3.00% 2027[7]	6,915	5,523
Greek Government 2.00%/3.00% 2028[7]	6,915	5,388
Greek Government 2.00%/3.00% 2029[7]	6,915	5,267
Greek Government 2.00%/3.00% 2030[7]	6,915	5,166
Greek Government 2.00%/3.00% 2031[7]	6,915	5,097
Greek Government 2.00%/3.00% 2032[7]	6,915	5,016
Greek Government 2.00%/3.00% 2033[7]	6,915	4,959
Greek Government 2.00%/3.00% 2034[7]	6,915	4,906
Greek Government 2.00%/3.00% 2035[7]	6,915	4,850
Greek Government 2.00%/3.00% 2036[7]	6,915	4,838
Greek Government 2.00%/3.00% 2037[7]	6,915	4,784
Greek Government 2.00%/3.00% 2038[7]	6,915	4,751
Greek Government 2.00%/3.00% 2039[7]	6,915	4,735
Greek Government 2.00%/3.00% 2040[7]	6,915	4,706
Greek Government 2.00%/3.00% 2041[7]	6,915	4,701
Greek Government 2.00%/3.00% 2042[7]	6,915	4,688
Polish Government 3.00% 2016[6]	PLN25,642	8,505
Polish Government, Series 1021, 5.75% 2021	74,600	25,480
Bonds, notes and other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Polish Government 5.00% 2022	$25,895	$27,772
Polish Government 2.75% 2023[6]	PLN10,551	3,481
Polish Government 4.00% 2024	$29,450	29,008
Hungarian Government 4.125% 2018	7,930	7,920
Hungarian Government 6.25% 2020	37,240	40,033
Hungarian Government 6.375% 2021	9,260	9,908
Hungarian Government 5.375% 2023	10,840	10,624
Hungarian Government 5.75% 2023	4,200	4,163
Hungarian Government 7.625% 2041	5,400	5,751
Brazil (Federal Republic of) 6.00% 2015[6]	BRL14,440	5,931
Brazil (Federal Republic of) 10.00% 2017	33,000	12,774
Brazil (Federal Republic of) 6.00% 2017[6]	24,066	9,671
Brazil (Federal Republic of) 6.00% 2018[6]	50,539	20,048
Brazil (Federal Republic of) Global 8.875% 2019	$6,100	7,838
Brazil (Federal Republic of) 6.00% 2020[6]	BRL25,269	9,883
Brazil (Federal Republic of) 6.00% 2045[6]	26,473	9,472
Croatian Government 6.75% 2019[3]	$ 9,890	10,595
Croatian Government 6.625% 2020	27,365	29,007
Croatian Government 6.625% 2020[3]	2,000	2,120
Croatian Government 6.375% 2021[3]	18,245	18,975
Croatian Government 5.50% 2023[3]	9,785	9,369
South Africa (Republic of) 5.50% 2020	20,200	21,412
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR302,500	25,560
South Africa (Republic of), Series R-213, 7.00% 2031	283,650	20,525
Venezuela (Republic of) 5.75% 2016	$22,000	17,765
Venezuela (Republic of) 7.75% 2019	6,250	4,187
Venezuela (Republic of) 9.25% 2027	56,640	37,666
Venezuela (Republic of) 9.25% 2028	6,485	4,118
Peru (Republic of) 8.375% 2016	15,763	18,206
Peru (Republic of) 7.84% 2020	PEN23,680	9,358
Peru (Republic of) 7.35% 2025	$3,550	4,437
Peru (Republic of) 8.20% 2026	PEN8,000	3,231
Peru (Republic of) 8.75% 2033	$14,975	21,115
Peru (Republic of) 6.55% 2037[8]	5,042	5,760
Slovenia (Republic of) 4.75% 2018[3]	16,515	16,953
Slovenia (Republic of) 5.50% 2022[3]	3,000	3,011
Slovenia (Republic of) 5.85% 2023[3]	31,870	32,627
Slovenia (Republic of) 5.85% 2023	5,800	5,938
Nigeria (Republic of) 5.125% 2018[3]	4,265	4,345
Nigeria (Republic of) 16.00% 2019	NGN1,650,000	11,047
Nigeria (Republic of) 6.75% 2021[3]	$8,100	8,630
Nigeria (Republic of) 16.39% 2022	NGN3,910,000	27,129
Nigeria (Republic of) 6.375% 2023	$ 2,800	2,864
Nigeria (Republic of) 6.375% 2023[3]	2,145	2,194
Panama (Republic of) Global 8.875% 2027	2,775	3,725
Panama (Republic of) Global 9.375% 2029	9,034	12,512
Panama (Republic of) Global 6.70% 2036[8]	6,819	7,654
Morocco Government 4.25% 2022	6,500	6,057
Morocco Government 4.25% 2022[3]	2,200	2,050
Morocco Government 5.50% 2042	16,000	14,069
Morocco Government 5.50% 2042[3]	1,800	1,583
Dominican Republic 9.04% 2018[8]	3,148	3,459
Dominican Republic 7.50% 2021[8]	1,000	1,096

Bonds, notes and other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Dominican Republic 8.625% 2027[3,8]	$9,900	$ 10,717
Uruguay (Republic of) 5.00% 2018[6]	UYU112,431	5,468
Uruguay (Republic of) 4.375% 2028[2,6,8]	204,553	9,021
Pakistan Government 6.875% 2017	$13,600	13,600
Bahrain Government 5.50% 2020	11,635	12,348
Bahrain Government 5.50% 2020[3]	565	600
Chilean Government 5.50% 2020	CLP1,915,000	3,482
Chilean Government 3.00% 2020[6]	468,989	898
Chilean Government 3.00% 2022[6]	480,714	930
Chilean Government 3.00% 2022[6]	410,365	793
Chilean Government 3.00% 2023[6]	656,584	1,279
India Treasury Bill 0% 2014	INR370,000	5,825
India Treasury Bill 0% 2014	370,000	5,802
Egypt (Arab Republic of) 5.75% 2020[3]	$ 4,000	3,980
Argentina (Republic of) 0% 2035	4,369	311
		1,646,754
Corporate bonds & notes 1.96%
Energy 0.73%

Gazprom OJSC 5.092% 2015[3]	11,480	12,231
Gazprom OJSC 9.25% 2019	15,000	18,187
Gazprom OJSC, Series 9, 6.51% 2022	28,850	30,581
Gazprom OJSC 6.51% 2022[3]	10,810	11,459
Gazprom OJSC 7.288% 2037	10,600	11,090
Petróleos Mexicanos 5.50% 2021	7,675	8,212
Petróleos Mexicanos 4.875% 2022	5,568	5,683
Petróleos Mexicanos 3.50% 2023	3,975	3,609
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	15,756
Petróleos Mexicanos 6.50% 2041	13,088	13,479
Zhaikmunai LP 7.125% 2019[3]	11,000	11,695
Reliance Holdings Ltd. 4.50% 2020[3]	7,135	7,177
Reliance Holdings Ltd. 5.40% 2022[3]	2,175	2,250
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,8]	4,474	4,810
PTT Exploration & Production Ltd. 5.692% 2021[3]	3,400	3,660
Ecopetrol SA 5.875% 2023	3,100	3,232
		163,111
Financials 0.49%

HSBK (Europe) BV 7.25% 2021[3]	24,090	26,075
HSBK (Europe) BV 7.25% 2021	8,000	8,659
SB Capital SA 5.40% 2017	11,900	12,739
SB Capital SA 5.25% 2023[3]	10,000	9,275
BBVA Bancomer SA, junior subordinated 7.25% 2020[3]	4,505	4,967
BBVA Bancomer SA 6.50% 2021[3]	6,550	7,066
Longfor Properties Co. Ltd. 9.50% 2016	10,400	10,966
Dubai Holding Commercial Operations MTN Ltd. 6.00% 2017	£4,000	6,896
Development Bank of Kazakhstan 5.50% 2015[3]	$6,059	6,418
Bank of India 3.625% 2018[3]	6,000	5,844
VEB Finance Ltd. 6.902% 2020	5,300	5,757
Banco de Crédito del Perú 5.375% 2020[3]	5,000	5,162
		109,824
Bonds, notes and other debt instruments
	Principal amount	Value
Consumer staples 0.17%	(000)	(000)

BFF International Ltd. 7.25% 2020[3]	$12,500	$ 13,750
Brasil Foods SA 5.875% 2022[3]	12,000	11,910
Marfrig Holdings (Europe) BV 9.875% 2017[3]	12,695	12,505
Marfrig Overseas Ltd. 9.50% 2020[3]	800	768
		38,933
Industrials 0.16%

Brunswick Rail Finance Ltd. 6.50% 2017	10,455	10,554
Brunswick Rail Finance Ltd. 6.50% 2017[3]	9,345	9,434
Zoomlion H.K. SPV Co., Ltd. 6.125% 2022[3]	17,000	15,002
		34,990
Materials 0.14%

CEMEX SAB de CV 4.989% 2018[3,9]	12,000	12,572
CEMEX SAB de CV 9.00% 2018[3]	6,255	6,787
CEMEX España, SA 9.25% 2020[3]	9,289	10,092
CEMEX SA 9.25% 2020	1,250	1,358
		30,809
Utilities 0.13%

Eskom Holdings Ltd. 5.75% 2021[3]	12,300	12,085
AES Panamá, SA 6.35% 2016[3]	10,400	11,230
CEZ, a s 4.25% 2022[3]	4,720	4,830
		28,145
Telecommunication services 0.12%

MTS International Funding Ltd. 8.625% 2020	13,200	15,477
Digicel Group Ltd. 8.25% 2020[3]	6,500	6,792
Digicel Group Ltd. 6.00% 2021[3]	4,850	4,717
		26,986
Information technology 0.01%

Samsung Electronics America, Inc. 1.75% 2017[3]	2,075	2,079

Consumer discretionary 0.01%

Grupo Televisa, SAB 7.25% 2043	MXN30,240	1,775
Total corporate bonds & notes		436,652

U.S. Treasury bonds & notes 0.80%

U.S. Treasury 4.75% 2014[10]	$ 15,200	15,399
U.S. Treasury 4.00% 2015	157,900	164,154
		179,553
Total bonds, notes & other debt instruments (cost: $2,251,683,000)		2,262,959

Short-term securities 9.05%

Freddie Mac 0.08%–0.14% due 2/20–7/22/2014	387,400	387,352
Federal Home Loan Bank 0.055%–0.165% due 2/20–12/23/2014	279,700	279,603
Mitsubishi UFJ Trust and Banking Corp. 0.17%–0.19% due 2/21–2/27/2014[3]	143,400	143,383
Victory Receivables Corp. 0.15% due 2/12/2014[3]	60,803	60,800
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.12% due 2/5/2014	35,000	34,999
Fannie Mae 0.12%–0.135% due 5/1–11/24/2014	206,350	206,251
International Bank for Reconstruction and Development 0.10%–0.13% due 5/12–7/7/2014	187,300	187,262
Sumitomo Mitsui Banking Corp. 0.10% due 2/10–2/14/2014[3]	105,100	105,096
Australia & New Zealand Banking Group, Ltd. 0.16%–0.17% due 3/20–3/25/2014[3]	102,500	102,483
Commonwealth Bank of Australia 0.15%–0.155% due 2/10/2014[3]	73,500	73,498
Nordea Bank AB 0.165%–0.175% due 2/19–3/11/2014[3]	68,500	68,493
BNP Paribas Finance Inc. 0.20% due 2/3–3/6/2014	57,800	57,793
Toronto-Dominion Holdings USA Inc. 0.17%–0.21% due 2/6–2/24/2014[3]	57,000	56,997
Mizuho Funding LLC 0.20% due 3/4/2014[3]	56,600	56,591
KfW 0.13% due 2/24/2014[3]	50,000	49,998
Bank of Nova Scotia 0.16% due 2/18/2014	50,000	49,997
Emerson Electric Co. 0.09% due 5/1/2014[3]	28,600	28,594
Svenska Handelsbanken Inc. 0.15% due 2/26/2014[3]	25,000	24,997
Société Générale North America, Inc. 0.245% due 2/4/2014	20,200	20,199
Old Line Funding, LLC 0.23% due 7/9/2014[3]	12,515	12,506
Caisse d’Amortissement de la Dette Sociale 0.11% due 2/3/2014[3]	9,600	9,600
General Electric Co. 0.05% due 2/3/2014	8,500	8,500
Cisco Systems, Inc. 0.07% due 3/20/2014[3]	300	300
Total short-term securities (cost: $2,025,082,000)		2,025,292
Total investment securities (cost: $18,081,879,000)		22,340,008
Other assets less liabilities		29,951
Net assets		$22,369,959

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $323,100,000 over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 1/31/2014
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Brazilian reais	2/10/2014	Citibank	$11,827	BRL28,225	$ 148
Brazilian reais	2/10/2014	Citibank	$13,357	BRL32,000	132
Brazilian reais	2/13/2014	JPMorgan Chase	$13,503	BRL32,525	71
Brazilian reais	2/27/2014	Citibank	$14,467	BRL35,025	53
Colombian pesos	2/25/2014	Citibank	$14,650	COP28,549,595	508
Colombian pesos	2/27/2014	Citibank	$10,385	COP20,874,425	46
Euros	2/13/2014	Bank of America, N.A.	$31,653	€23,300	228
Euros	2/27/2014	Bank of New York Mellon	$20,655	€15,100	290
Japanese yen	2/10/2014	UBS AG	$6,895	¥720,538	(158)
Japanese yen	2/27/2014	HSBC Bank	$102,071	¥10,680,715	(2,480)
Mexican pesos	2/13/2014	Bank of America, N.A.	$12,470	MXN164,100	213
Mexican pesos	2/26/2014	Barclays Bank PLC	$32,609	MXN434,925	153
Mexican pesos	2/27/2014	JPMorgan Chase	$5,679	MXN76,400	(21)
Peruvian nuevos soles	2/27/2014	Barclays Bank PLC	$9,760	PEN27,650	30
Philippine pesos	2/12/2014	JPMorgan Chase	$12,501	PHP557,425	204
Philippine pesos	2/24/2014	Barclays Bank PLC	$4,875	PHP222,550	(34)
Russian rubles	3/5/2014	Barclays Bank PLC	$17,679	RUB627,000	(41)
Turkish lira	2/10/2014	HSBC Bank	$20,821	TRY44,900	772
					$ 114

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2014, appear below.

						Value of
					Dividend	affiliates at
					income	1/31/2014
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

Hikma Pharmaceuticals PLC	11,911,828	—	—	11,911,828	$ —	$ 235,178
International Container
Terminal Services, Inc.[2]	106,374,000	—	—	106,374,000	—	230,963
InterOil Corp.[1]	2,228,239	1,025,000	—	3,253,239	—	164,842
Heritage Oil Ltd.[1]	14,813,874	—	—	14,813,874	—	45,783
Ophir Energy PLC[1,11]	32,317,242	—	4,900,000	27,417,242	—	—
					$—	$676,766

1 Security did not produce income during the last 12 months.

2 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $4,304,559,000, which represented 19.24% of the net assets of the fund. This amount includes $4,212,395,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,439,128,000, which represented 6.43% of the net assets of the fund.

4 Represents an affiliated company as defined under the Investment Company Act of 1940.

5 Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 10/17/2013 at a cost of $2,228,000) may be subject to legal or contractual restrictions on resale.

6 Index-linked bond whose principal amount moves with a government price index.

7 Step bond; coupon rate will increase at a later date.

8 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

9 Coupon rate may change periodically.

10 A portion of this security was pledged as collateral. The total value of pledged collateral was $1,398,000, which represented less than .01% of the net assets of the fund.

11Unaffiliated issuer at 1/31/2014.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The trust’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2014 (dollars in thousands):

		Investment securities

		Level 1	Level 2*	Level 3	Total

Assets:
	Common stocks:
	Information technology	$ 2,104,466	$ 695,647	$ —	$ 2,800,113
	Consumer discretionary	1,556,265	1,153,151	—	2,709,416
	Financials	1,711,265	590,618	68	2,301,951
	Industrials	1,178,205	686,509	—	1,864,714
	Consumer staples	1,637,656	192,022	—	1,829,678
	Health care	1,597,701	16,147	57,507	1,671,355
	Energy	1,366,171	26,640	—	1,392,811
	Telecommunication services	878,260	91,108	—	969,368
	Materials	697,522	73,088	—	770,610
	Utilities	160,624	483,099	—	643,723
	Miscellaneous	862,054	229,934	—	1,091,988
	Convertible securities	—	6,030	—	6,030
	Bonds, notes & other debt instruments:
	Bonds & notes of governments outside the U.S.	—	1,646,754	—	1,646,754
	Corporate bonds & notes	—	436,652	—	436,652
	U.S. Treasury bonds & notes	—	179,553	—	179,553
	Short-term securities	—	2,025,292	—	2,025,292
Total		$13,750,189	$8,532,244	$57,575	$22,340,008

		Other investments†

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$ 2,848	$—	$ 2,848
Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(2,734)	—	(2,734)
Total		$—	$ 114	$—	$ 114

*Securities with a value of $4,117,760,000, which represented 18.41% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 5,281,275
Gross unrealized depreciation on investment securities	(1,127,733)
Net unrealized appreciation on investment securities	4,153,542
Cost of investment securities for federal income tax purposes	18,186,466

Key to abbreviations and symbols

ADR = American Depositary Receipts	CLP = Chilean pesos	MXN = Mexican pesos	SEK = Swedish kronor
CDI = CREST Depository Interest	COP = Colombian pesos	NGN = Nigerian naira	TRY = Turkish lira
GDR = Global Depositary Receipts	€ = Euros	PEN = Peruvian nuevos soles	UYU = Uruguayan pesos
SDR = Swedish Depositary Receipts	GBP/£ = British pounds	PHP = Philippine pesos	ZAR = South African rand
BRL = Brazilian reais	INR = Indian rupees	RUB = Russian rubles

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-036-0314O-S37681

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: March 31, 2014

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: March 31, 2014